Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 28, 2012
Registrant Name	dei_EntityRegistrantName	MFS Series Trust XII
Central Index Key	dei_EntityCentralIndexKey	0001330967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2012
Prospectus Date	rr_ProspectusDate	Aug 28, 2011

MFS Lifetime Retirement Income Fund (Prospectus Summary): | MFS Lifetime Retirement Income Fund
MFS Lifetime Retirement Income Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2011
MFS Lifetime Retirement Income Fund (Prospectus Summary): | MFS Lifetime Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Lifetime Retirement Income Fund
Supplement Text	ck0001330967_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Risk, Narrative	rr_RiskNarrativeTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Lifetime Retirement Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLAX
MFS Lifetime Retirement Income Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLBX
MFS Lifetime Retirement Income Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLCX
MFS Lifetime Retirement Income Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLIX
MFS Lifetime Retirement Income Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLEX
MFS Lifetime Retirement Income Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLGX
MFS Lifetime Retirement Income Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLHX
MFS Lifetime Retirement Income Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLJX

MFS Lifetime 2010 Fund (Prospectus Summary): | MFS Lifetime 2010 Fund
MFS Lifetime 2010 Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2011
MFS Lifetime 2010 Fund (Prospectus Summary): | MFS Lifetime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Lifetime 2010 Fund
Supplement Text	ck0001330967_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Risk, Narrative	rr_RiskNarrativeTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Lifetime 2010 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSAX
MFS Lifetime 2010 Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSBX
MFS Lifetime 2010 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSDX
MFS Lifetime 2010 Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSIX
MFS Lifetime 2010 Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSEX
MFS Lifetime 2010 Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSNX
MFS Lifetime 2010 Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSOX
MFS Lifetime 2010 Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSPX

MFS Lifetime 2020 Fund (Prospectus Summary): | MFS Lifetime 2020 Fund
MFS Lifetime 2020 Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2011
MFS Lifetime 2020 Fund (Prospectus Summary): | MFS Lifetime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Lifetime 2020 Fund
Supplement Text	ck0001330967_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Risk, Narrative	rr_RiskNarrativeTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Lifetime 2020 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLAX
MFS Lifetime 2020 Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLBX
MFS Lifetime 2020 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLCX
MFS Lifetime 2020 Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLIX
MFS Lifetime 2020 Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLEX
MFS Lifetime 2020 Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLGX
MFS Lifetime 2020 Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLHX
MFS Lifetime 2020 Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLJX

MFS Lifetime 2030 Fund (Prospectus Summary): | MFS Lifetime 2030 Fund
MFS Lifetime 2030 Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2011
MFS Lifetime 2030 Fund (Prospectus Summary): | MFS Lifetime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Lifetime 2030 Fund
Supplement Text	ck0001330967_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Risk, Narrative	rr_RiskNarrativeTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Lifetime 2030 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTAX
MFS Lifetime 2030 Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTBX
MFS Lifetime 2030 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTCX
MFS Lifetime 2030 Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTIX
MFS Lifetime 2030 Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTEX
MFS Lifetime 2030 Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTGX
MFS Lifetime 2030 Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTHX
MFS Lifetime 2030 Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTJX

MFS Lifetime 2040 Fund (Prospectus Summary): | MFS Lifetime 2040 Fund
MFS Lifetime 2040 Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2011
MFS Lifetime 2040 Fund (Prospectus Summary): | MFS Lifetime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Lifetime 2040 Fund
Supplement Text	ck0001330967_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Risk, Narrative	rr_RiskNarrativeTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Lifetime 2040 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFAX
MFS Lifetime 2040 Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFBX
MFS Lifetime 2040 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFCX
MFS Lifetime 2040 Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFIX
MFS Lifetime 2040 Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFEX
MFS Lifetime 2040 Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFGX
MFS Lifetime 2040 Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFHX
MFS Lifetime 2040 Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFJX

MFS Lifetime 2050 Fund (Prospectus Summary): | MFS Lifetime 2050 Fund
MFS Lifetime 2050 Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2011
MFS Lifetime 2050 Fund (Prospectus Summary): | MFS Lifetime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS Lifetime 2050 Fund
Supplement Text	ck0001330967_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® Lifetime® Funds

MFS® Lifetime® Retirement Income Fund,

MFS® Lifetime® 2010 Fund, MFS® Lifetime®

2020 Fund, MFS® Lifetime® 2030 Fund,

MFS® Lifetime® 2040 Fund, and MFS®

Lifetime® 2050 Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the following paragraph is inserted directly after the paragraph entitled "Derivatives Risk" in the sub-section entitled “Principal Risks” beneath the main heading "Summary of Key Information":

Risk, Narrative	rr_RiskNarrativeTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Lifetime 2050 Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFSX
MFS Lifetime 2050 Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFRX
MFS Lifetime 2050 Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFDX
MFS Lifetime 2050 Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFIX
MFS Lifetime 2050 Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFMX
MFS Lifetime 2050 Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFNX
MFS Lifetime 2050 Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFOX
MFS Lifetime 2050 Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFPX